Document and Entity Information	Sep. 08, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	EMBRACE CHANGE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41397
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	5186 Carroll Canyon Rd
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	688-4965
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Embrace Change Acquisition Corp. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amended Report”) to its Form 8-K filed on September 11, 2023 (the “Original Report”) solely to correct certain typos set forth in the Original Report. These typos are the numbers of principal amount that the Company and the Company’s sponsor deposited into the Company’s trust account. This Amended Report does not otherwise change or update the disclosures or exhibits set forth in the Original Report.
Entity Central Index Key	0001869601
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	EMCG
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Security 12b Title	Warrants included as part of the Units
Trading Symbol	EMCGW
Security Exchange Name	NASDAQ
Rights included as part of the Units [Member]
Document Information [Line Items]
Security 12b Title	Rights included as part of the Units
Trading Symbol	EMCGR
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Ordinary Share of par value $0.0001, one Warrant and one Right
Trading Symbol	EMCGU
Security Exchange Name	NASDAQ